UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-01608
                                   ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                      NOVEMBER 30, 2005
--------------------------------------------------------------------------------

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    SEMIANNUAL REPORT AND SHAREHOLDER LETTER        |      INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                 FRANKLIN'S
            AGE HIGH INCOME FUND                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 FRANKLIN TEMPLETON INVESTMENTS

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN              At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin's AGE High Income Fund ...........................................    4

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   26

Notes to Financial Statements .............................................   30

Shareholder Information ...................................................   40

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN'S AGE HIGH INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of capital appreciation. The Fund invests in a diversified portfolio consisting mainly of high yield, lower-rated debt securities.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 11/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bonds ..................................................................   94.9%
Equities ...............................................................    1.5%
Short-Term Investments & Other Net Assets ..............................    3.6%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin's AGE High Income Fund's semiannual report for the period ended November 30, 2005.

PERFORMANCE OVERVIEW

Franklin's AGE High Income Fund - Class A posted a +3.14% cumulative total return for the six months under review. The Fund outperformed its benchmark, the CSFB High Yield Index, which returned +2.32%, and its peers as measured by the Lipper High Current Yield Funds Classification Average, which returned +2.90% for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

(1)   Sources: Credit Suisse First Boston; Lipper Inc. The CSFB High Yield
      Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 11/30/05, there were 438 funds in this category. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


4 | Semiannual Report

ECONOMIC AND MARKET OVERVIEW

The economy continued to grow at a healthy pace during the six months under review. Over the reporting period, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 5.75% (not adjusted for inflation) in November 2005 compared with the same month a year earlier, which supported U.S. economic growth.(2)

Business spending also rose during the reporting period, contributing to economic growth. Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans.

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong growth in global demand, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended November 30, 2005, as measured by the 2.1% rise for the core Consumer Price Index (CPI).(3) The increase was less than the core CPI's 2.2% 10-year average.(3) The Federal Reserve Board (Fed) noted in its November statement that there were near-term economic effects due to the recent hurricanes, but Gulf Coast rebuilding efforts also boosted productivity growth. Acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Fed raised the federal funds target rate to 4.0% from 3.0% during the six-month period and indicated "measured" increases could follow.

The 10-year Treasury note yield rose from 4.00% at the beginning of the period to 4.49% on November 30, 2005. Although core inflationary pressures appeared relatively well contained, the U.S. economy's resilience caused some concern about future pricing pressures. Some market participants also pointed to the upcoming change in the Fed chairman as another possible catalyst for the 10-year Treasury's rise, as there is some market perception that Ben Bernanke, the nominee for the next Fed chairman, may not be as aggressive as Alan Greenspan at raising rates as long as inflation expectations remain low. However, Mr. Bernanke is reported to share many of Mr. Greenspan's economic philosophies and the desire to show policy continuity may keep the Fed on the inflation offensive. Furthermore, if Mr. Bernanke is confirmed, it is likely to take some time before his own approach to dealing with inflation is apparent.

(2)   Source: Bureau of Economic Analysis.

(3) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                           Semiannual Report | 5

DIVIDEND DISTRIBUTIONS*
6/1/05-11/30/05

--------------------------------------------------------------------------------
                                      DIVIDEND PER SHARE
               -----------------------------------------------------------------
MONTH           CLASS A      CLASS B      CLASS C      CLASS R     ADVISOR CLASS
--------------------------------------------------------------------------------
June           1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
July           1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
August         1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
September      1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
October        1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
November       1.25 cents   1.16 cents   1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
TOTAL          7.50 CENTS   6.96 CENTS   6.96 CENTS   7.14 CENTS    7.68 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

During the six-month period under review, high yield corporate bonds continued to be buoyed by a generally healthy domestic and global economic outlook, strong liquidity on corporate balance sheets, positive earnings growth and rising equities markets. As a result, default rates for high yield issuers remained below their longer-term averages. Even with the rise in U.S. interest rates, the high yield asset class was able to post positive total return performance, which also drove high yield valuations to somewhat richer levels. In this environment, individual security selection and proactive sector positioning supported the Fund's relative and absolute performance.


6 | Semiannual Report

Our weightings in several industries compared with those of our peer group helped the Fund's relative performance.(4) For example, the Fund benefited from its lack of direct airline exposure, as that industry continued to be plagued by high energy prices and ongoing low-fare competition. In fact, two more major airlines, Delta and Northwest, filed for bankruptcy protection during the period. The Fund's underweighted exposure to the automotive industry was also a positive contributor to relative performance, as concerns surrounding domestic automotive manufacturers' longer-term competitiveness weighed on the trading levels for bonds in that industry.(5) On the other hand, the Fund's overweighted exposure to the telecommunications industry was a positive contributor to performance, as that industry delivered one of the stronger sector returns in the high yield market due largely to improved balance sheets and further industry consolidation.(6)

Although the Fund's overall performance compared favorably to its benchmark index and peer group, certain industry positioning detracted from our results. We selectively added to the Fund's energy industry holdings during the period, but still remained somewhat underweighted relative to the peer group given what we considered to be relatively rich valuation levels for many energy issuers.(7) Nonetheless, with energy prices reaching historical highs during the period, the energy sector outperformed the broader high yield market as these companies were expected to generate significant cash flows in the current energy pricing environment. The Fund's overweighted utilities sector position also constrained relative performance.(8) After providing some of the high yield asset class's stronger returns during calendar years 2003 and 2004, the utility sector gave back some gains during the reporting period, as valuations had richened relative to the broader market. Finally, the Fund's overweighted exposure in the pay television industry detracted from performance, as increasing competition between cable, satellite, and the regional telecommunications companies heightened concerns over the longer-term operating outlook for issuers within the pay television sector.(9)

(4) Source: J.P. Morgan. The Fund's peer group consists of some of the largest mutual funds found within the Lipper High Current Yield Funds Classification Average.

(5) In the SOI, automotive industry holdings are in the producer manufacturing sector.

(6) In the SOI, telecommunications industry holdings are in the communications sector.

(7) In the SOI, energy holdings are in the energy minerals and industrial services sectors.

(8) Certain holdings in the industrial services industry may be considered part of the utilities sector weighting.

(9) In the SOI, pay television holdings are in the consumer services and communications sectors.

TOP 10 HOLDINGS
11/30/05

--------------------------------------------------------------------------------
COMPANY                                                         % OF TOTAL
SECTOR/INDUSTRY                                                 NET ASSETS
--------------------------------------------------------------------------------
El Paso Corp./Tennessee Gas Pipeline Co.                           2.2%
  INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
Qwest                                                              1.9%
  COMMUNICATIONS
--------------------------------------------------------------------------------
CCH                                                                1.6%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
Dynegy Holdings Inc.                                               1.5%
  UTILITIES
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                            1.5%
  ENERGY MINERALS
--------------------------------------------------------------------------------
Allied Waste North America Inc.                                    1.5%
  INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
Aquila Inc.                                                        1.4%
  UTILITIES
--------------------------------------------------------------------------------
Calpine Corp.                                                      1.4%
  UTILITIES
--------------------------------------------------------------------------------
Host Marriott LP                                                   1.4%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC                                    1.4%
  UTILITIES
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

Thank you for your continued participation in Franklin's AGE High Income Fund. We look forward to serving your future investment needs.

                        /s/ Christopher J. Molumphy
[PHOTO OMITTED]
                        Christopher J. Molumphy, CFA
                        Senior Portfolio Manager

                        /s/ Eric G. Takaha
[PHOTO OMITTED]
                        Eric G. Takaha, CFA
                        Portfolio Manager

                        Franklin's AGE High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

--------------------------------------------------------------------------------
ERIC TAKAHA is a senior vice president and portfolio manager for Franklin Advisers, Inc. Mr. Takaha assumed assistant portfolio management responsibilities for Franklin's AGE High Income Fund in 2005. He is the director of the Franklin high yield group with portfolio management duties for several high income funds. He has been a member of high yield group at Franklin Templeton for more than 14 years.

Mr. Takaha earned a bachelor of science degree from the University of California, Berkeley, and an M.B.A. from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder. He is also a member of the Security Analysts of San Francisco (SASF) and the Stanford Business School Alumni Association.
--------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE SUMMARY AS OF 11/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: AGEFX)                                    CHANGE    11/30/05    5/31/05
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.01       $2.08      $2.09
----------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
----------------------------------------------------------------------------------------
Dividend Income                        $ 0.0750
----------------------------------------------------------------------------------------
CLASS B (SYMBOL: FHIBX)                                    CHANGE    11/30/05    5/31/05
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      $0.00       $2.08      $2.08
----------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
----------------------------------------------------------------------------------------
Dividend Income                        $ 0.0696
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRAIX)                                    CHANGE    11/30/05    5/31/05
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.01       $2.09      $2.10
----------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
----------------------------------------------------------------------------------------
Dividend Income                        $ 0.0696
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: FAHRX)                                    CHANGE    11/30/05    5/31/05
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      $0.00       $2.10      $2.10
----------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
----------------------------------------------------------------------------------------
Dividend Income                        $ 0.0714
----------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FAHAX)                              CHANGE    11/30/05    5/31/05
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      $0.00       $2.09      $2.09
----------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/05-11/30/05)
----------------------------------------------------------------------------------------
Dividend Income                        $ 0.0768
----------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------
CLASS A                                 6-MONTH           1-YEAR    5-YEAR      10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                +3.14%           +4.34%    +56.51%    +88.49%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)            -1.12%           +0.13%     +8.44%     +6.09%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $  9,888          $10,013   $ 14,996    $18,069
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                       -0.67%     +8.37%     +6.10%
----------------------------------------------------------------------------------------
   Distribution Rate(5)                           6.91%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                   6.73%
----------------------------------------------------------------------------------------
                                                                              INCEPTION
CLASS B                                 6-MONTH           1-YEAR    5-YEAR     (1/1/99)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                +3.37%           +3.84%    +53.49%    +38.17%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)            -0.63%           -0.05%     +8.66%     +4.79%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $  9,937          $ 9,995   $ 15,149    $13,817
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                       -0.48%     +8.47%     +4.88%
----------------------------------------------------------------------------------------
   Distribution Rate(5)                           6.99%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                   6.54%
----------------------------------------------------------------------------------------
CLASS C                                 6-MONTH           1-YEAR    5-YEAR      10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                +2.86%           +3.79%    +53.04%    +79.26%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)            +1.87%           +2.82%     +8.88%     +6.01%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $ 10,187          $10,282   $ 15,304    $17,926
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                       +2.39%     +8.80%     +6.02%
----------------------------------------------------------------------------------------
   Distribution Rate(5)                           6.66%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                   6.55%
----------------------------------------------------------------------------------------
                                                                              INCEPTION
CLASS R                                 6-MONTH           1-YEAR    3-YEAR     (1/1/02)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                +3.43%           +3.94%    +54.34%    +47.51%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)            +2.43%           +2.96%    +15.56%    +10.45%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $ 10,243          $10,296   $ 15,434    $14,751
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                       +2.52%    +15.91%    +10.51%
----------------------------------------------------------------------------------------
   Distribution Rate(5)                           6.80%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                   6.70%
----------------------------------------------------------------------------------------
ADVISOR CLASS(7)                        6-MONTH           1-YEAR    5-YEAR      10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                +3.72%           +4.51%    +58.29%    +92.24%
----------------------------------------------------------------------------------------
Average Annual Total Return(2)            +3.72%           +4.51%     +9.62%     +6.75%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $ 10,372          $10,451   $ 15,829    $19,224
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/05)(4)                       +4.06%     +9.43%     +6.71%
----------------------------------------------------------------------------------------
   Distribution Rate(5)                           7.35%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                   7.17%
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES (COMMONLY CALLED JUNK BONDS) INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/05.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/05.

(7) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-l plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-l fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +65.81% and +5.84%.


                                                          Semiannual Report | 11

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-l) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                         VALUE 6/1/05      VALUE 11/30/05   PERIOD* 6/1/05-11/30/05
----------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $ 1,031.40              $3.77
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $ 1,021.36              $3.75
----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $ 1,033.70              $6.32
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $ 1,018.85              $6.28
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $ 1,028.06              $6.31
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $ 1,018.85              $6.28
----------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $ 1,034.30              $5.56
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $ 1,019.60              $5.52
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $ 1,037.20              $3.01
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $ 1,022.11              $2.99
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.74%; B: 1.24%; C: 1.24%; R: 1.09%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

AGE HIGH INCOME FUND

                                          -----------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           NOVEMBER 30, 2005                             YEAR ENDED MAY 31,
CLASS A                                       (UNAUDITED)        2005           2004            2003          2002          2001
                                           ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ..    $     2.09        $     2.02      $     1.88     $     1.87     $     2.09    $     2.30
                                           ----------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) ............          0.08              0.16            0.16           0.16           0.20          0.23

  Net realized and unrealized gains
    (losses) ..........................         (0.01)             0.06            0.13           0.01          (0.22)        (0.19)
                                           ----------------------------------------------------------------------------------------
Total from investment operations ......          0.07              0.22            0.29           0.17          (0.02)         0.04
                                           ----------------------------------------------------------------------------------------
Less distributions from net
  investment income ...................         (0.08)            (0.15)          (0.15)         (0.16)         (0.20)        (0.25)

Redemption fees .......................            --(c)             --(c)           --(c)          --(c)          --            --
                                           ----------------------------------------------------------------------------------------
Net asset value, end of period ........    $     2.08        $     2.09      $     2.02     $     1.88     $     1.87    $     2.09
                                           ========================================================================================

Total return(b) .......................          3.14%            11.14%          15.67%         10.67%         (0.68)%        1.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....    $2,179,009        $2,233,772      $2,172,749     $2,077,768     $2,024,885    $2,222,713

Ratios to average net assets:

  Expenses ............................          0.74%(d)          0.74%           0.75%          0.76%          0.75%         0.76%

  Net investment income ...............          7.14%(d)          7.40%           7.73%          9.72%         10.27%        10.30%

Portfolio turnover rate ...............         11.69%            30.19%          44.07%         36.52%         18.56%        21.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 NOVEMBER 30, 2005                        YEAR ENDED MAY 31,
CLASS B                                             (UNAUDITED)     2005          2004           2003          2002         2001
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   2.08       $   2.02      $   1.88      $   1.87      $   2.08     $   2.30
                                                 --------------------------------------------------------------------------------

Income from investment operations:

  Net investment income(a) ....................        0.07           0.14          0.15          0.16          0.19         0.21

  Net realized and unrealized gains
   (losses)  ..................................          --           0.06          0.13            --         (0.21)       (0.19)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............        0.07           0.20          0.28          0.16         (0.02)        0.02
                                                 --------------------------------------------------------------------------------
Less distributions from net
  investment income ...........................       (0.07)         (0.14)        (0.14)        (0.15)        (0.19)       (0.24)

Redemption fees ...............................          --(c)          --(c)         --(c)         --(c)         --           --
                                                 --------------------------------------------------------------------------------

Net asset value, end of period ................    $   2.08       $   2.08      $   2.02      $   1.88      $   1.87     $   2.08
                                                 ================================================================================

Total return(b)  ..............................        3.37%         10.09%        15.12%        10.13%        (0.70)%       0.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $195,351       $207,881      $207,680      $182,494      $153,639     $119,496

Ratios to average net assets:

  Expenses ....................................        1.24%(d)       1.24%         1.25%         1.27%         1.26%        1.27%

  Net investment income .......................        6.64%(d)       6.90%         7.23%         9.21%         9.75%        9.79%

Portfolio turnover rate .......................       11.69%         30.19%        44.07%        36.52%        18.56%       21.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 2005                     YEAR ENDED MAY 31,
CLASS C                                                 (UNAUDITED)      2005         2004         2003         2002        2001
                                                     -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............       $   2.10      $   2.03     $   1.89     $   1.88     $   2.09    $   2.31
                                                     -----------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) .......................           0.07          0.15         0.15         0.16         0.19        0.22

  Net realized and unrealized gains (losses) .....          (0.01)         0.06         0.13           --        (0.21)      (0.20)
                                                     -----------------------------------------------------------------------------
Total from investment operations .................           0.06          0.21         0.28         0.16        (0.02)       0.02
                                                     -----------------------------------------------------------------------------
Less distributions from net investment income ....          (0.07)        (0.14)       (0.14)       (0.15)       (0.19)      (0.24)

Redemption fees ..................................             --(c)         --(c)        --(c)        --(c)        --          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................       $   2.09      $   2.10     $   2.03     $   1.89     $   1.88    $   2.09
                                                     =============================================================================

Total return(b) ..................................           2.86%        10.53%       15.01%       10.07%       (0.71)%      0.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................       $372,424      $388,250     $416,171     $421,795     $383,584    $172,959

Ratios to average net assets:

  Expenses .......................................           1.24%(d)      1.24%        1.25%        1.27%        1.25%       1.27%

  Net investment income ..........................           6.64%(d)      6.90%        7.23%        9.21%        9.76%       9.79%

Portfolio turnover rate ..........................          11.69%        30.19%       44.07%       36.52%       18.56%      21.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d) Annualized.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    NOVEMBER 30, 2005                        YEAR ENDED MAY 31,
CLASS R                                                (UNAUDITED)           2005           2004           2003          2002(e)
                                                    ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $    2.10         $    2.03      $    1.89      $    1.88      $    1.93
                                                    ----------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) .......................           0.07              0.15           0.15           0.16           0.08

  Net realized and unrealized gains (losses) .....             --              0.06           0.13           0.01          (0.05)
                                                    ----------------------------------------------------------------------------
Total from investment operations .................           0.07              0.21           0.28           0.17           0.03
                                                    ----------------------------------------------------------------------------
Less distributions from net investment income ....          (0.07)            (0.14)         (0.14)         (0.16)         (0.08)

Redemption fees ..................................             --(c)             --(c)          --(c)          --(c)          --
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ...................      $    2.10         $    2.10      $    2.03      $    1.89      $    1.88
                                                    ============================================================================

Total return(b)  .................................           3.43%            10.68%         15.17%         10.21%          1.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $   6,689         $   5,300      $   3,467      $   2,574      $     713

Ratios to average net assets:

  Expenses .......................................           1.09%(d)          1.09%          1.10%          1.12%          1.11%(d)

  Net investment income ..........................           6.79%(d)          7.05%          7.38%          9.36%          9.73%(d)

Portfolio turnover rate ..........................          11.69%            30.19%         44.07%         36.52%         18.56%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to May 31, 2002.


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   NOVEMBER 30, 2005                        YEAR ENDED MAY 31,
ADVISOR CLASS                                         (UNAUDITED)         2005         2004        2003         2002         2001
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........        $   2.09        $   2.02     $   1.88     $   1.88     $   2.09     $   2.30
                                                   --------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) ....................            0.08            0.16         0.16         0.16         0.21         0.23

  Net realized and unrealized gains (losses) ..              --            0.06         0.13           --        (0.21)       (0.19)
                                                   --------------------------------------------------------------------------------
Total from investment operations ..............            0.08            0.22         0.29         0.16           --         0.04
                                                   --------------------------------------------------------------------------------
Less distributions from net investment
  income ......................................           (0.08)          (0.15)       (0.15)       (0.16)       (0.21)       (0.25)

Redemption fees ...............................              --(c)           --(c)        --(c)        --(c)        --           --
                                                   --------------------------------------------------------------------------------
Net asset value, end of period ................        $   2.09        $   2.09     $   2.02     $   1.88     $   1.88     $   2.09
                                                   ================================================================================

Total return(b) ...............................            3.72%          11.29%       15.82%       10.23%       (0.03)%       1.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............        $ 34,960        $ 28,231     $ 37,569     $ 28,045     $ 20,758     $ 22,041

Ratios to average net assets:

  Expenses ....................................            0.59%(d)        0.59%        0.60%        0.62%        0.61%        0.62%

  Net investment income .......................            7.29%(d)        7.55%        7.88%        9.86%       10.42%       10.43%

Portfolio turnover rate .......................           11.69%          30.19%       44.07%       36.52%       18.56%       21.37%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


18 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
     AGE HIGH INCOME FUND                                                                COUNTRY    PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS 94.9%
     COMMERCIAL SERVICES 2.8%
     Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..................    United States      12,865,000    $  15,052,050
     Dex Media Inc.,
        B, 8.00%, 11/15/13 .......................................................    United States       7,500,000        7,687,500
        senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
          11/15/13 ...............................................................    United States      12,600,000       10,048,500
     JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
       10.67% thereafter, 5/15/13 ................................................    United States      35,000,000       26,600,000
  (a)Lamar Media Corp., senior sub. note, 144A, 6.625%, 8/15/15 ..................    United States      17,800,000       17,933,500
                                                                                                                       -------------
                                                                                                                          77,321,550
                                                                                                                       -------------
     COMMUNICATIONS 11.9%
  (b)Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ...................       Bermuda         11,000,000          330,000
     Dobson Cellular Systems Inc., senior secured note, 9.875%,
       11/01/12 ..................................................................    United States      18,000,000       20,025,000
     Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
       10.375% thereafter, 11/15/12 ..............................................    United Kingdom     37,200,000       30,504,000
  (a)Intelsat Bermuda Ltd., senior note, 144A,
        8.25%, 1/15/13 ...........................................................       Bermuda         12,200,000       12,261,000
        8.625%, 1/15/15 ..........................................................       Bermuda         17,500,000       17,631,250
  (b)Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 .................       Bermuda         17,000,000        4,207,500
     MCI Inc., senior note, 8.735%, 5/01/14 ......................................    United States       4,750,000        5,254,687
     Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ...........      Luxembourg       10,000,000       10,387,500
     Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 .................    United States      33,300,000       35,079,852
     Nextel Partners Inc., senior note, 8.125%, 7/01/11 ..........................    United States      26,100,000       27,927,000
     NTL Cable PLC, senior note, 8.75%, 4/15/14 ..................................    United Kingdom      8,900,000        9,389,500
     Panamsat Corp., senior note, 9.00%, 8/15/14 .................................    United States      13,177,000       13,901,735
     Qwest Communications International Inc., senior note,
        7.50%, 2/15/14 ...........................................................    United States      20,000,000       20,300,000
     (a)144A, 7.50%, 2/15/14 .....................................................    United States      15,000,000       15,225,000
     Qwest Corp., 6.875%, 9/15/33 ................................................    United States      18,300,000       17,156,250
     Rogers Wireless Inc., senior secured note,
        7.25%, 12/15/12 ..........................................................        Canada         12,580,000       13,287,625
        7.50%, 3/15/15 ...........................................................        Canada         15,500,000       16,662,500
  (b)RSL Communications PLC,
        senior disc. note, 10.125%, 3/01/08 ......................................    United Kingdom     44,500,000          333,750
        senior note, 12.00%, 11/01/08 ............................................    United Kingdom      6,250,000           46,875
     Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..............    United States      20,000,000       20,800,000
     Verizon New York Inc., senior note, 7.375%, 4/01/32 .........................    United States      15,000,000       15,437,130
  (a)Wind Acquisition Fin SA, senior note, 144A, 10.75%, 12/01/15 ................        Italy          24,150,000       25,236,750
                                                                                                                       -------------
                                                                                                                         331,384,904
                                                                                                                       -------------
     CONSUMER DURABLES 4.0%
     D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...............................    United States      25,000,000       26,858,250
     General Motors Acceptance Corp., 6.875%, 9/15/11 ............................    United States      15,000,000       13,568,505
     Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 ........................    United States      30,000,000       30,750,000
     Simmons Co., senior sub. note, 7.875%, 1/15/14 ..............................    United States      16,400,000       14,924,000
     William Lyon Homes Inc., senior note,
        7.625%, 12/15/12 .........................................................    United States      10,000,000        8,900,000
        7.50%, 2/15/14 ...........................................................    United States      18,500,000       16,095,000
                                                                                                                       -------------
                                                                                                                         111,095,755
                                                                                                                       -------------


                                                          Semiannual Report | 19

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                                 COUNTRY    PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONT.)
    CONSUMER NON-DURABLES 2.1%
     Smithfield Foods Inc., senior note,
        7.00%, 8/01/11 ...........................................................    United States      18,900,000    $  19,348,875
        7.75%, 5/15/13 ...........................................................    United States       9,600,000       10,224,000
     Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .....................    United States      32,800,000       28,536,000
                                                                                                                       -------------
                                                                                                                          58,108,875
                                                                                                                       -------------
     CONSUMER SERVICES 18.1%
  (b)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ...............    United States      25,000,000       15,000,000
     AMC Entertainment Inc.,
        senior note, B, 8.625%, 8/15/12 ..........................................    United States       9,400,000        9,799,500
        senior sub. note, 9.50%, 2/01/11 .........................................    United States       5,000,000        4,900,000
        senior sub. note, 9.875%, 2/01/12 ........................................    United States      12,500,000       12,343,750
     Aztar Corp., senior sub. note, 7.875%, 6/15/14 ..............................    United States      13,700,000       14,248,000
     Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .........................    United States      21,600,000       21,546,000
     Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...................    United States      19,200,000       18,432,000
     Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ...............    United States      25,000,000       26,968,750
  (b)Callahan NordRhein-Westfalen, senior disc. note, 16.00%, 7/15/10 ............       Germany         38,000,000            3,800
     CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ........................       Canada           6,000,000        6,180,000
  (a)CCH I Holdings LLC, senior note, 144A, zero cpn. to 1/15/06,
       13.50% thereafter, 1/15/14 ................................................    United States      15,500,000       11,160,000
     CCH II LLC, senior note, 10.25%, 9/15/10 ....................................    United States      33,800,000       33,800,000
     CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .............................    United States      20,000,000       19,100,000
     DIRECTV Holdings LLC, senior note,
        8.375%, 3/15/13 ..........................................................    United States      18,901,000       20,602,090
        6.375%, 6/15/15 ..........................................................    United States      10,000,000        9,862,500
     EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...........................    United States      20,000,000       19,450,000
     Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ......................    United States      26,500,000       26,268,125
     Liberty Media Corp., senior note, 5.70%, 5/15/13 ............................    United States      20,000,000       18,341,660
     LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ......................    United States      30,000,000       28,875,000
     Mandalay Resort Group,
        senior note, 9.50%, 8/01/08 ..............................................    United States       5,900,000        6,401,500
        senior sub. note, 10.25%, 8/01/07 ........................................    United States      14,600,000       15,658,500
  (a)MGM Mirage Inc., senior note, 144A, 6.625%, 7/15/15 .........................    United States      20,000,000       19,850,000
     Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..............    United States      11,300,000       11,978,000
  (a)Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
       9/01/14 ...................................................................    United States      29,000,000       31,755,000
     Rogers Cable Inc., senior secured note, 6.75%, 3/15/15 ......................       Canada           9,000,000        9,090,000
     Royal Caribbean Cruises Ltd.,
        senior deb., 7.25%, 3/15/18 ..............................................    United States      14,400,000       15,318,000
        senior note, 8.00%, 5/15/10 ..............................................    United States       4,200,000        4,583,250
        senior note, 6.875%, 12/01/13 ............................................    United States      13,800,000       14,559,000
     Station Casinos Inc.,
        senior note, 6.00%, 4/01/12 ..............................................    United States       9,300,000        9,323,250
        senior sub. note, 6.50%, 2/01/14 .........................................    United States       7,000,000        7,070,000
        senior sub. note, 6.875%, 3/01/16 ........................................    United States      15,000,000       15,300,000
     Universal City Development, senior note, 11.75%, 4/01/10 ....................    United States      15,000,000       16,875,000
     Universal City Florida, senior note, 8.375%, 5/01/10 ........................    United States       7,000,000        6,930,000
     Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ...................    United States       4,400,000        3,883,000
                                                                                                                       -------------
                                                                                                                         505,455,675
                                                                                                                       -------------


20 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
     AGE HIGH INCOME FUND                                                                COUNTRY    PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (CONT.)
     ELECTRONIC TECHNOLOGY 3.4%
     Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ............      Singapore        15,600,000    $  15,834,000
     L-3 Communications Corp., senior sub. note,
         6.125%, 1/15/14 .........................................................    United States      26,500,000       25,970,000
         5.875%, 1/15/15 .........................................................    United States       3,700,000        3,570,500
      (a)144A, 6.375%, 10/15/15 ..................................................    United States       9,300,000        9,207,000
     Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .........................    United States       9,600,000        9,192,000
  (a)SCG Holding Corp., 144A, 10.00%, 8/04/11 ....................................    United States       7,300,000        7,327,375
     Xerox Corp., senior note,
         7.125%, 6/15/10 .........................................................    United States       8,000,000        8,360,000
         6.875%, 8/15/11 .........................................................    United States      15,600,000       16,243,500
                                                                                                                       -------------
                                                                                                                          95,704,375
                                                                                                                       -------------
     ENERGY MINERALS 3.8%
     Arch Western Finance, senior note, 6.75%, 7/01/13 ...........................    United States      30,000,000       30,450,000
     Chesapeake Energy Corp., senior note,
         6.25%, 1/15/18 ..........................................................    United States      27,600,000       26,565,000
         6.625%, 1/15/16 .........................................................    United States      10,000,000        9,950,000
      (a)144A, 6.875%, 11/15/20 ..................................................    United States       5,000,000        4,950,000
     Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .......................    United States      15,900,000       16,496,250
  (a)Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 ................    United States      18,700,000       18,326,000
                                                                                                                       -------------
                                                                                                                         106,737,250
                                                                                                                       -------------
     FINANCE 0.6%
     AmeriCredit Corp., senior note, 9.25%, 5/01/09 ..............................    United States      15,000,000       15,825,000
                                                                                                                       -------------
     HEALTH SERVICES 5.8%
     DaVita Inc.,
         senior note, 6.625%, 3/15/13 ............................................    United States       4,700,000        4,841,000
         senior sub. note, 7.25%, 3/15/15 ........................................    United States      18,700,000       19,190,875
     Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ....................       Germany         34,600,000       35,811,000
     HCA Inc., senior note, 8.75%, 9/01/10 .......................................    United States      25,000,000       27,579,700
     HealthSouth Corp., senior note, 7.625%, 6/01/12 .............................    United States      27,000,000       25,110,000
     Tenet Healthcare Corp., senior note,
         7.375%, 2/01/13 .........................................................    United States      18,000,000       16,470,000
         9.875%, 7/01/14 .........................................................    United States      14,000,000       14,105,000
     Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 ..................................................................    United States      17,300,000       18,338,000
                                                                                                                       -------------
                                                                                                                         161,445,575
                                                                                                                       -------------
     INDUSTRIAL SERVICES 4.7%
     Allied Waste North America Inc.,
         senior note, 7.875%, 4/15/13 ............................................    United States      21,600,000       22,572,000
         senior note, 7.25%, 3/15/15 .............................................    United States       4,000,000        4,090,000
         senior secured note, 6.50%, 11/15/10 ....................................    United States       7,500,000        7,462,500
         senior secured note, 6.125%, 2/15/14 ....................................    United States       5,000,000        4,762,500
         senior secured note, B, 5.75%, 2/15/11 ..................................    United States       2,500,000        2,393,750
     El Paso Corp., senior note, 7.75%, 1/15/32 ..................................    United States      42,000,000       41,580,000
     Pride International Inc., senior note, 7.35%, 7/15/14 .......................    United States      20,700,000       22,407,750
  (b)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....................    United States      10,000,000            5,000
     Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 ....................    United States      20,000,000       19,430,840


                                                          Semiannual Report | 21

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                         COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           INDUSTRIAL SERVICES (CONT.)
           Universal Compression Inc., senior note, 7.25%, 5/15/10 ..............    United States        7,100,000    $   7,206,500
                                                                                                                       -------------
                                                                                                                         131,910,840
                                                                                                                       -------------
           NON-ENERGY MINERALS 2.1%
        (a)Glencore Funding LLC, 144A, 6.00%, 4/15/14 ...........................     Switzerland        21,100,000       19,678,556
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ................    United States       18,917,000       21,315,676
        (a)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ......................       Canada           17,600,000       16,544,000
                                                                                                                       -------------
                                                                                                                          57,538,232
                                                                                                                       -------------
           PROCESS INDUSTRIES 12.6%
           BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ........    United States       22,455,000       25,009,256
           Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ..............    United States       11,700,000       11,817,000
        (a)Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ..............    United States       28,000,000       28,700,000
           Equistar Chemicals LP, senior note,
               8.75%, 2/15/09 ...................................................    United States       20,000,000       21,200,000
               10.625%, 5/01/11 .................................................    United States        4,400,000        4,873,000
           Georgia-Pacific Corp.,
               7.25%, 6/01/28 ...................................................    United States        3,000,000        2,670,000
               senior note, 8.00%, 1/15/14 ......................................    United States        8,000,000        8,870,000
               senior note, 8.00%, 1/15/24 ......................................    United States       15,000,000       14,512,500
        (a)Huntsman International LLC, senior sub. note, 144A, 7.375%,
            1/01/15 .............................................................    United States       10,000,000        9,712,500
           IMC Global Inc., senior note, 10.875%, 8/01/13 .......................    United States       28,000,000       32,690,000
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 .................    United States       15,800,000       14,654,500
           JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................       Ireland          11,000,000        9,075,000
           Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ..........    United States       17,400,000       19,857,750
           MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ..................       Ireland          18,600,000       18,507,000
           Nalco Co.,
               senior note, 7.75%, 11/15/11 .....................................    United States        2,700,000        2,787,750
               senior sub. note, 8.875%, 11/15/13 ...............................    United States       27,200,000       28,356,000
           NewPage Corp., senior secured note, 10.00%, 5/01/12 ..................    United States       20,000,000       19,800,000
           Owens-Brockway Glass Container Inc., senior note, 6.75%,
            12/01/14 ............................................................    United States        6,700,000        6,448,750
           Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .....................    United States       29,000,000       28,710,000
(d),(e),(f)Pindo Deli Finance Mauritius Ltd., 144A,
            (g)FRN, 5.248%, 4/29/15 .............................................      Indonesia          3,256,502          762,347
            (g)FRN, 5.248%, 4/29/18 .............................................      Indonesia          8,467,542        1,982,252
               zero cpn., 4/29/25 ...............................................      Indonesia         17,495,011        4,095,582
           Rhodia SA, senior note, 10.25%, 6/01/10 ..............................       France           30,000,000       33,075,000
(d),(e),(f)Tjiwi Kimia Finance Mauritius, secured note, 144A,
            (g)FRN, 5.248%, 4/29/15 .............................................      Indonesia          1,628,955          500,252
            (g)FRN, 5.248%, 4/29/18 .............................................      Indonesia          4,192,714        1,287,583
               zero cpn., 4/29/25 ...............................................      Indonesia          5,386,416        1,654,168
                                                                                                                       -------------
                                                                                                                         351,608,190
                                                                                                                       -------------
           PRODUCER MANUFACTURING 6.4%
           Case New Holland Inc., senior note, 9.25%, 8/01/11 ...................    United States       32,000,000       34,080,000
           Cooper-Standard Automotive Inc.,
               senior note, 7.00%, 12/15/12 .....................................    United States        7,500,000        6,825,000
               senior sub. note, 8.375%, 12/15/14 ...............................    United States       17,500,000       13,212,500


22 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                          COUNTRY     PRINCIPAL AMOUNT(c)    VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           PRODUCER MANUFACTURING (CONT.)
           Fimep SA, senior note, 10.50%, 2/15/13 ...............................        France          20,700,000    $  23,520,375
        (b)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ........    United States        9,053,899               --
        (a)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................    United Kingdom      18,000,000       17,730,000
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ..........    United States       20,000,000       17,300,000
        (a)Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 .....................      Luxembourg        11,400,000       11,229,000
           Nortek Inc., senior sub. note, 8.50%, 9/01/14 ........................    United States       21,000,000       20,265,000
           Russel Metals Inc., senior note, 6.375%, 3/01/14 .....................    United States       17,000,000       16,532,500
           TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................    United States       15,203,000       16,457,247
                                                                                                                       -------------
                                                                                                                         177,151,622
                                                                                                                       -------------
           REAL ESTATE INVESTMENT TRUSTS 2.0%
           Host Marriott LP, senior note,
               I, 9.50%, 1/15/07 ................................................    United States        7,000,000        7,332,500
               K, 7.125%, 11/01/13 ..............................................    United States       20,000,000       20,850,000
               M, 7.00%, 8/15/12 ................................................    United States        7,100,000        7,357,375
               O, 6.375%, 3/15/15 ...............................................    United States        4,100,000        4,089,750
           MeriStar Hospitality Corp., senior note, 9.00%, 1/15/08 ..............    United States       16,500,000       17,201,250
                                                                                                                       -------------
                                                                                                                          56,830,875
                                                                                                                       -------------
           RETAIL TRADE 2.1%
           Rite Aid Corp.,
               senior deb., 7.70%, 2/15/27 ......................................    United States       10,000,000        7,550,000
            (a)senior note, 144A, 6.125%, 12/15/08 ..............................    United States       26,900,000       25,286,000
           Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 ..........    United States       25,800,000       25,542,000
                                                                                                                       -------------
                                                                                                                          58,378,000
                                                                                                                       -------------
           TECHNOLOGY SERVICES 1.8%
        (b)PSINet Inc., senior note, 11.00%, 8/01/09 ............................    United States       18,750,000           23,438
        (a)SunGard Data Systems Inc.,
               senior note, 144A, 9.125%, 8/15/13 ...............................    United States       11,100,000       11,544,000
               senior sub. note, 144A, 10.25%, 8/15/15 ..........................    United States       11,100,000       11,266,500
           UGS Corp., senior sub. note, 10.00%, 6/01/12 .........................    United States       25,000,000       27,375,000
                                                                                                                       -------------
                                                                                                                          50,208,938
                                                                                                                       -------------
           TRANSPORTATION 0.8%
           Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .....    United States       25,900,000       22,986,250
                                                                                                                       -------------
           UTILITIES 9.9%
        (a)AES Corp., senior secured note, 144A, 9.00%, 5/15/15 .................    United States       31,700,000       34,830,375
        (a)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................    United States       35,000,000       39,550,000
           Aquila Inc., senior note, 14.875%, 7/01/12 ...........................    United States       30,000,000       40,350,000
(a),(f),(k)Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .............    United States       53,000,000       40,015,000
           Dynegy Holdings Inc.,
               senior note, 8.75%, 2/15/12 ......................................    United States       19,000,000       20,330,000
            (a)senior secured note, 144A, 10.125%, 7/15/13 ......................    United States       20,000,000       22,500,000
           ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 .......    United States        6,800,000        7,161,937
           Midland Funding II, sub. secured lease obligation, B, 13.25%,
            7/23/06 .............................................................    United States        8,490,640        8,890,753
           Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..........    United States       31,600,000       34,997,000
           NRG Energy Inc., senior secured note, 8.00%, 12/15/13 ................    United States        6,150,000        6,780,375


                                                          Semiannual Report | 23

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           UTILITIES (CONT.)
        (a)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ...............   United States      18,700,000       $   20,102,500
                                                                                                                      --------------
                                                                                                                         275,507,940
                                                                                                                      --------------
           TOTAL CORPORATE BONDS (COST $2,677,714,399) ........................                                        2,645,199,846
                                                                                                                      --------------
           FOREIGN GOVERNMENT AND AGENCY SECURITIES
              (COST $1,377,506) 0.0%(h)
           GOVERNMENT BONDS 0.0%(h)
           Eskom, E168, 11.00%, 6/01/08 .......................................    South Africa       5,300,000 ZAR          875,973

                                                                                                   ---------------
                                                                                                        SHARES
                                                                                                   ---------------

           COMMON STOCKS 0.6%
           COMMUNICATIONS 0.6%
        (d)NII Holdings Inc. ..................................................   United States          50,000            2,172,500
           Sprint Nextel Corp. ................................................   United States         163,094            4,083,873
        (d)Telewest Global Inc. ...............................................   United Kingdom        376,951            8,402,238
                                                                                                                      --------------
                                                                                                                          14,658,611
                                                                                                                      --------------
           ENERGY MINERALS 0.0%(h)
          dMcMoRan Exploration Co. ............................................   United States          25,937              469,460
                                                                                                                      --------------
           PRODUCER MANUFACTURING 0.0%(h)
    (d),(e)Cambridge Industries Liquidating Trust Interest ....................   United States       4,853,892               24,269
    (d),(e)Goss Holdings Inc., B ..............................................   United States         211,174                   --
    (d),(i)Harvard Industries Inc. ............................................   United States         793,966                7,940
(d),(e),(i)VS Holdings ........................................................   United States       1,685,375                   --
                                                                                                                      --------------
                                                                                                                              32,209
                                                                                                                      --------------
           TOTAL COMMON STOCKS (COST $45,899,904) .............................                                           15,160,280
                                                                                                                      --------------
           PREFERRED STOCK (COST $24,700,000) 0.0%(h)
           PROCESS INDUSTRIES 0.0%(h)
(b),(e),(f)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ................     Indonesia        24,700,000              279,110
                                                                                                                      --------------
           CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 0.9%
           UTILITIES 0.9%
           CMS Energy Trust I, 7.75%, cvt. pfd. ...............................   United States         530,000           25,277,290
                                                                                                                      --------------
           TOTAL LONG TERM INVESTMENTS (COST $2,776,191,809) ..................                                        2,686,792,499
                                                                                                                      --------------


24 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                             COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $53,810,200) 1.9%

    MONEY FUND
 (j)Franklin Institutional Fiduciary Trust Money Market Portfolio ............    United States      53,810,200       $   53,810,200
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $2,830,002,009) 98.3%.............................                                         2,740,602,699
    OTHER ASSETS, LESS LIABILITIES 1.7%.......................................                                            47,830,706
                                                                                                                      --------------
    NET ASSETS 100.0%.........................................................                                        $2,788,433,405
                                                                                                                      ==============

CURRENCY ABBREVIATIONS

ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the value of these securities was $499,551,306, representing 17.92% of net assets.

(b)   See Note 8 regarding defaulted securities.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Non-income producing.

(e)   See Note 9 regarding restricted and illiquid securities.

(f)   See Note 11 regarding other considerations.

(g)   The coupon rate shown represents the rate at period end.

(h)   Rounds to less than 0.05% of net assets.

(i)   See Note 10 regarding holdings of 5% voting securities.

(j) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(k)   Subsequent to November 30, 2005, the security defaulted. See Note 8.


                     Semiannual Report | See notes to financial statements. | 25

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005 (unaudited)

                                                                                  ---------------
                                                                                      AGE HIGH
                                                                                    INCOME FUND
                                                                                  ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................................       $ 2,748,967,948
  Cost - Non-controlled affiliated issuers (Note 10) ......................            27,223,861
  Cost - Sweep Money Fund (Note 7) ........................................            53,810,200
                                                                                  ---------------
  Total cost of investments ...............................................       $ 2,830,002,009
                                                                                  ===============
  Value - Unaffiliated issuers ............................................       $ 2,686,784,559
  Value - Non-controlled affiliated issuers (Note 10) .....................                 7,940
  Value - Sweep Money Fund (Note 7) .......................................            53,810,200
                                                                                  ---------------
  Total value of investments ..............................................         2,740,602,699
 Receivables:
  Investment securities sold ..............................................             2,475,656
  Capital shares sold .....................................................             2,757,908
  Interest ................................................................            55,237,327
                                                                                  ---------------
      Total assets ........................................................         2,801,073,590
                                                                                  ---------------
Liabilities:
 Payables:
  Capital shares redeemed .................................................             5,867,209
  Affiliates ..............................................................             1,775,961
 Deferred sale proceeds (Note 11) .........................................             4,654,870
 Accrued expenses and other liabilities ...................................               342,145
                                                                                  ---------------
      Total liabilities ...................................................            12,640,185
                                                                                  ---------------
       Net assets, at value ...............................................       $ 2,788,433,405
                                                                                  ===============
Net assets consist of:
 Paid-in capital ..........................................................       $ 3,878,618,864
 Undistributed net investment income ......................................             3,265,447
 Net unrealized appreciation (depreciation) ...............................           (89,398,645)
 Accumulated net realized gain (loss) .....................................        (1,004,052,261)
                                                                                  ---------------
       Net assets, at value ...............................................       $ 2,788,433,405
                                                                                  ===============


26 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2005 (unaudited)

                                                                                          --------------
                                                                                             AGE HIGH
                                                                                            INCOME FUND
                                                                                          --------------
CLASS A:
 Net assets, at value ........................................................            $2,179,009,261
                                                                                          ==============
 Shares outstanding ..........................................................             1,045,248,264
                                                                                          ==============
 Net asset value per share(a) ................................................            $         2.08
                                                                                          ==============
 Maximum offering price per share (net asset value per share / 95.75%) .......            $         2.17
                                                                                          ==============
CLASS B:
 Net assets, at value ........................................................            $  195,351,493
                                                                                          ==============
 Shares outstanding ..........................................................                93,944,479
                                                                                          ==============
 Net asset value and maximum offering price per share(a) .....................            $         2.08
                                                                                          ==============
CLASS C:
 Net assets, at value ........................................................            $  372,423,932
                                                                                          ==============
 Shares outstanding ..........................................................               177,821,949
                                                                                          ==============
 Net asset value and maximum offering price per share(a) .....................            $         2.09
                                                                                          ==============
CLASS R:
 Net assets, at value ........................................................            $    6,688,564
                                                                                          ==============
 Shares outstanding ..........................................................                 3,185,675
                                                                                          ==============
 Net asset value and maximum offering price per share(a) .....................            $         2.10
                                                                                          ==============
ADVISOR CLASS:
 Net assets, at value ........................................................            $   34,960,155
                                                                                          ==============
 Shares outstanding ..........................................................                16,760,984
                                                                                          ==============
 Net asset value and maximum offering price per share(a) .....................            $         2.09
                                                                                          ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 27

FRANKLIN HIGH INCOME TRUST

STATEMENT OF OPERATIONS
for the six months ended November 30, 2005 (unaudited)

                                                                                         -------------
                                                                                            AGE HIGH
                                                                                          INCOME FUND
                                                                                         -------------
Investment income:
 Dividends:
  Unaffiliated issuers ...........................................................       $   1,047,243
  Sweep Money Fund (Note 7) ......................................................             900,457
 Interest ........................................................................         111,544,698
                                                                                         -------------
      Total investment income ....................................................         113,492,398
                                                                                         -------------
Expenses:
 Management fees (Note 3a) .......................................................           6,486,431
 Distribution fees: (Note 3c)
  Class A ........................................................................           1,631,563
  Class B ........................................................................             660,525
  Class C ........................................................................           1,267,192
  Class R ........................................................................              14,688
 Transfer agent fees (Note 3e) ...................................................           1,740,864
 Custodian fees (Note 4) .........................................................              25,434
 Reports to shareholders .........................................................              94,650
 Registration and filing fees ....................................................              64,173
 Professional fees ...............................................................              38,454
 Trustees' fees and expenses .....................................................              26,350
 Other ...........................................................................              53,247
                                                                                         -------------
      Total expenses .............................................................          12,103,571
      Expense reductions (Note 4) ................................................              (7,714)
                                                                                         -------------
       Net expenses ..............................................................          12,095,857
                                                                                         -------------
        Net investment income ....................................................         101,396,541
                                                                                         -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
   Unaffiliated issuers ..........................................................         (76,430,790)
   Non-controlled affiliated issuers .............................................          (3,229,128)
   Foreign currency transactions .................................................             (43,066)
                                                                                         -------------
        Net realized gain (loss) .................................................         (79,702,984)
                                                                                         -------------
Net change in unrealized appreciation (depreciation) on:
 Investments .....................................................................          74,555,477
 Translation of assets and liabilities denominated in foreign currencies .........              45,056
                                                                                         -------------
        Net change in unrealized appreciation (depreciation) .....................          74,600,533
                                                                                         -------------
Net realized and unrealized gain (loss) ..........................................          (5,102,451)
                                                                                         -------------
Net increase (decrease) in net assets resulting from operations ..................       $  96,294,090
                                                                                         =============


28 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                -----------------------------------
                                                                                                        AGE HIGH INCOME FUND
                                                                                                -----------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                                NOVEMBER 30, 2005      YEAR ENDED
                                                                                                   (UNAUDITED)        MAY 31, 2005
                                                                                                -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................    $   101,396,541     $   216,844,180
  Net realized gain (loss) from investments and foreign currency transactions ..............        (79,702,984)        (87,298,973)
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ................................         74,600,533         174,314,338
                                                                                                -----------------------------------
       Net increase (decrease) in net assets resulting from operations .....................         96,294,090         303,859,545
 Distributions to shareholders from net investment income:
   Class A .................................................................................        (80,070,788)       (162,906,782)
   Class B .................................................................................         (6,800,425)        (14,664,330)
   Class C .................................................................................        (12,843,138)        (27,933,386)
   Class R .................................................................................           (194,220)           (304,203)
   Advisor Class ...........................................................................         (1,200,253)         (2,774,213)
                                                                                                -----------------------------------
 Total distributions to shareholders .......................................................       (101,108,824)       (208,582,914)
                                                                                                -----------------------------------
 Capital share transactions: (Note 2)
   Class A .................................................................................        (50,948,342)        (11,782,866)
   Class B .................................................................................        (12,220,235)         (6,726,218)
   Class C .................................................................................        (15,256,642)        (41,971,635)
   Class R .................................................................................          1,398,410           1,716,595
   Advisor Class ...........................................................................          6,836,127         (10,736,797)
                                                                                                -----------------------------------
 Total capital share transactions ..........................................................        (70,190,682)        (69,500,921)
                                                                                                -----------------------------------
 Redemption fees ...........................................................................              5,248              21,759
                                                                                                -----------------------------------
       Net increase (decrease) in net assets ...............................................        (75,000,168)         25,797,469
Net assets:
 Beginning of period .......................................................................      2,863,433,573       2,837,636,104
                                                                                                -----------------------------------
 End of period .............................................................................    $ 2,788,433,405     $ 2,863,433,573
                                                                                                ===================================
Undistributed net investment income included in net assets:
 End of period .............................................................................    $     3,265,447     $     2,977,730
                                                                                                ===================================


                     Semiannual Report | See notes to financial statements. | 29

FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin AGE High Income Fund (the Fund). The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


30 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                          Semiannual Report | 31

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


32 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                    -------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                              YEAR ENDED
                                                              NOVEMBER 30, 2005                             MAY 31, 2005
                                                    -------------------------------------------------------------------------------
                                                          SHARES               AMOUNT                SHARES                AMOUNT
                                                    -------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................................          87,808,241         $ 184,090,335          239,265,772         $ 502,017,517
 Shares issued in reinvestment
  of distributions ...........................          20,079,026            42,066,020           40,718,892            85,126,959
 Shares redeemed .............................        (132,243,518)         (277,104,697)        (285,406,315)         (598,927,342)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease) .....................         (24,356,251)        $ (50,948,342)          (5,421,651)        $ (11,782,866)
                                                    ===============================================================================
CLASS B SHARES:
 Shares sold .................................           2,011,737         $   4,202,530           14,098,824         $  29,448,490
 Shares issued in reinvestment
  of distributions ...........................           1,642,848             3,438,924            3,523,859             7,349,610
 Shares redeemed .............................          (9,497,067)          (19,861,689)         (20,807,235)          (43,524,318)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease) .....................          (5,842,482)        $ (12,220,235)          (3,184,552)        $  (6,726,218)
                                                    ===============================================================================
CLASS C SHARES:
 Shares sold .................................          19,078,734         $  40,189,845           40,448,987         $  85,397,167
 Shares issued in reinvestment
  of distributions ...........................           3,570,799             7,517,375            7,767,097            16,316,793
 Shares redeemed .............................         (29,908,560)          (62,963,862)         (68,179,143)         (143,685,595)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease) .....................          (7,259,027)        $ (15,256,642)         (19,963,059)        $ (41,971,635)
                                                    ===============================================================================
CLASS R SHARES:
 Shares sold .................................             899,898         $   1,895,080            2,101,477         $   4,441,998
 Shares issued in reinvestment
  of distributions ...........................              78,706               166,301              124,765               262,919
 Shares redeemed .............................            (313,655)             (662,971)          (1,410,510)           (2,988,322)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease) .....................             664,949         $   1,398,410              815,732         $   1,716,595
                                                    ===============================================================================
ADVISOR CLASS SHARES:
 Shares sold .................................           7,678,313         $  16,039,892            5,221,125         $  10,967,289
 Shares issued in reinvestment
  of distributions ...........................             359,612               755,226              893,034             1,870,196
 Shares redeemed .............................          (4,786,129)           (9,958,991)         (11,171,667)          (23,574,282)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease) .....................           3,251,796         $   6,836,127           (5,057,508)        $ (10,736,797)
                                                    ===============================================================================


                                                          Semiannual Report | 33

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------------------
  SUBSIDIARY                                                                    AFFILIATION
---------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                            Investment manager
  Franklin Templeton Services, LLC (FT Services)                                Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

-------------------------------------------------------------------------------------
    ANNUALIZED FEE RATE          NET ASSETS
-------------------------------------------------------------------------------------
           0.625%                Up to and including $100 million
           0.500%                Over $100 million, up to and including $250 million
           0.450%                In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.15% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ............................................    0.65%
Class C ............................................    0.65%
Class R ............................................    0.50%


34 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges receiveda .............................    $300,681
Contingent deferred sales charges retained ..............    $214,673

(a) Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,740,864, of which $1,192,001 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At May 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At May 31, 2005, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:
 2009....................................................    $126,000,271
 2010....................................................     147,493,159
 2011....................................................     273,783,877
 2012....................................................     273,526,078
 2013....................................................      57,417,407
                                                             ------------
                                                             $878,220,792
                                                             ============

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2005, the Fund deferred realized capital losses of $64,785,962.


                                                          Semiannual Report | 35

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

5. INCOME TAXES (CONTINUED)

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................    $ 2,833,149,013
                                                                ===============
Unrealized appreciation ....................................    $   136,668,244
Unrealized depreciation ....................................       (229,214,558)
                                                                ---------------
Net unrealized appreciation (depreciation) .................    $   (92,546,314)
                                                                ===============

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2005, aggregated $323,963,256 and $373,189,791, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 93.96% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2005, the value of these securities was $20,229,473, representing 0.73% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.


36 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

9. RESTRICTED AND ILLIQUID SECURITIES

At November 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for certain restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At November 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                                    ACQUISITION
     SHARES              ISSUER                                                          DATE            COST           VALUE
--------------------------------------------------------------------------------------------------------------------------------
   24,700,000            Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                           Perpetual ...........................................        2/14/97       $24,700,000    $   279,110
    4,853,892            Cambridge Industries Liquidating Trust
                           Interest ............................................        1/09/02                --         24,269
      211,174         (a)Goss Holdings Inc., B .................................       11/17/99           422,348             --
    3,256,502            Pindo Deli Finance Mauritius Ltd., 144A,
                           FRN, 5.248%, 4/29/15 ................................        4/29/05           756,681        762,347
    8,467,542            Pindo Deli Finance Mauritius Ltd., 144A,
                           FRN, 5.248%, 4/29/18 ................................        4/29/05         1,967,518      1,982,252
   17,495,011            Pindo Deli Finance Mauritius Ltd., 144A,
                           zero cpn., 4/29/25 ..................................        4/29/05         4,065,141      4,095,582
    1,628,955            Tjiwi Kimia Finance Mauritius, secured
                           note, 144A, FRN, 5.248%, 4/29/15 ....................        4/29/05           496,505        500,252
    4,192,714            Tjiwi Kimia Finance Mauritius, secured
                           note, 144A, FRN, 5.248%, 4/29/18 ....................        4/29/05         1,277,939      1,287,583
    5,386,416            Tjiwi Kimia Finance Mauritius, secured
                           note, 144A, zero cpn., 4/29/25 ......................        4/29/05         1,641,780      1,654,168
    1,685,375            VS Holdings ...........................................       12/06/01         1,685,375             --
                                                                                                                     -----------
                         TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.38% of Net Assets) .........................    $10,585,563
                                                                                                                     ===========

(a) The Fund also invests in unrestricted securities of this issuer, valued at $0 as of November 30, 2005.


                                                          Semiannual Report | 37

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at November 30, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                             NUMBER OF
                                             SHARES HELD                            SHARES HELD   VALUE                   REALIZED
                                            AT BEGINNING      GROSS       GROSS        AT END     AT END    INVESTMENT     CAPITAL
NAME OF ISSUER                                OF PERIOD     ADDITIONS  REDUCTIONS    OF PERIOD  OF PERIOD     INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. .................       793,966         --             --      793,966    $7,940    $      --   $        --
International Wireless Communications
  Holdings Inc. .........................     1,759,743         --      1,759,743           --        --           --    (3,229,128)
VS Holdings .............................     1,685,375         --             --    1,685,375        --           --            --
                                                                                                  ---------------------------------
TOTAL AFFILIATED SECURITIES (0.00% OF NET ASSETS)(a) .........................................    $7,940    $      --   $(3,229,128)
                                                                                                  =================================

(a) Rounds to less than 0.005% of net assets.

11. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd., and Tjiwi Kimia Finance Mauritius in November 2006. Until completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At January 6, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

12. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


38 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 39

FRANKLIN HIGH INCOME TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


40 | Semiannual Report

LITERATURE REQUEST

Literature Request. To receive a brochure and prospectus, please call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read the prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

National Funds

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

Limited-Term Funds

California Limited Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

Intermediate-Term Funds

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)

09/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN'S AGE
HIGH INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

105 S2005 01/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A


      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By    /S/ JIMMY D. GAMBILL
      ------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      ------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006


By    /S/ GALEN G. VETTER
      ------------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 23, 2006